Financial Instruments and Derivatives	12 Months Ended
Dec. 31, 2013
Text Block [Abstract]
Financial Instruments and Derivatives
Financial instruments and derivatives
The following table sets forth the carrying amounts and fair values of the Company’s significant financial instruments where the carrying amount differs from the fair value.

	December 31, 2013		December 31, 2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	$946,257	$999,247	$1,099,454	$1,214,292

The carrying value of cash and cash equivalents, short-term debt and long-term variable-rate debt approximates fair value. The fair value of long-term debt is based on recent trade information in the financial markets of the Company’s public debt or is determined by discounting future cash flows using interest rates available to the Company for issues with similar terms and maturities. It is considered a Level 2 fair value measurement.
Cash flow hedges
At December 31, 2013 and 2012, the Company had derivative financial instruments outstanding to hedge anticipated transactions and certain asset and liability related cash flows. To the extent considered effective, the changes in fair value of these contracts are recorded in other comprehensive income and reclassified to income or expense in the period in which the hedged item impacts earnings. The Company has determined all hedges to be highly effective and as a result no material ineffectiveness has been recorded.

Commodity cash flow hedges
The Company has entered into certain derivative contracts to manage the cost of anticipated purchases of natural gas and aluminum. At December 31, 2013, natural gas swaps covering approximately 6.7 million MMBTUs were outstanding. These contracts represent approximately 56% and 28% of anticipated U.S. and Canadian usage for 2014 and 2015, respectively. Additionally, the Company had swap contracts covering 6,650 metric tons of aluminum, representing approximately 34% of anticipated usage for 2014. The total fair values of the Company’s commodity cash flow hedges were in net loss positions totaling $(330) and $(6,286) at December 31, 2013 and 2012, respectively. The amount of the loss included in accumulated other comprehensive loss at December 31, 2013, expected to be reclassified to the income statement during the next twelve months is $(689).
Foreign currency cash flow hedges
The Company has entered into forward contracts to hedge certain anticipated foreign currency denominated sales and purchases forecasted to occur in 2014. The net positions of these contracts at December 31, 2013, were as follows:

Currency	Action	Quantity
Colombian peso	Purchase	14,773,186
Mexican peso	Purchase	273,681
Canadian dollar	Purchase	52,973
Turkish lira	Purchase	6,604
British pound	Purchase	4,153
Polish zloty	Purchase	2,651
New Zealand dollar	Sell	(3,123)
Australian dollar	Sell	(6,405)
Euro	Sell	(7,459)

The total net fair values of the Company’s foreign currency cash flow hedges were $(97) and $(4,483) at December 31, 2013 and 2012, respectively. During 2013 and 2012, certain foreign currency cash flow hedges related to construction in progress were settled as the capital expenditures were made. Losses totaling $(81) and $(26) were reclassified from accumulated other comprehensive loss and netted against the carrying value of the capitalized expenditures during the years ended December 31, 2013 and 2012, respectively. The amount of the loss included in accumulated other comprehensive loss at December 31, 2013, expected to be reclassified to the income statement during the next twelve months is $(119).
Other derivatives
The Company routinely enters into forward contracts or swaps to economically hedge the currency exposure of intercompany debt and existing foreign currency denominated receivables and payables. The Company does not apply hedge accounting treatment under ASC 815 for these instruments. As such, changes in fair value are recorded directly to income and expense in the periods that they occur. The net positions of these contracts at December 31, 2013, were as follows:

Currency	Action	Quantity
Colombian peso	Purchase	17,172,892
Mexican peso	Purchase	164,010
Canadian dollar	Purchase	13,894
British pound	Purchase	6,105
Euro	Sell	(2,284)

The fair value of the Company’s other derivatives was $415 and $708 at December 31, 2013 and 2012, respectively.
The Company has determined all derivatives for which it has applied hedge accounting under ASC 815 to be highly effective and as a result no material ineffectiveness has been recorded during the periods presented.

The following table sets forth the location and fair values of the Company’s derivative instruments:

		Fair Value at December 31
Description	Balance Sheet Location	2013	2012
Derivatives designated as hedging instruments:
Commodity Contracts	Prepaid expenses	$535	$201
Commodity Contracts	Other assets	$363	$—
Commodity Contracts	Accrued expenses and other	$(1,228)	$(4,760)
Commodity Contracts	Other liabilities	$—	$(1,727)
Foreign Exchange Contracts	Prepaid expenses	$896	$725
Foreign Exchange Contracts	Accrued expenses and other	$(993)	$(5,208)
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts	Prepaid expenses	$468	$679
Foreign Exchange Contracts	Other Assets	$—	$36
Foreign Exchange Contracts	Accrued expenses and other	$(53)	$(7)

While certain of the Company's derivative contract arrangements with its counterparties provide for the ability to settle contracts on a net basis, the Company reports its derivative positions on a gross basis. There are no collateral arrangements or requirements in these agreements.
The following table sets forth the effect of the Company’s derivative instruments on financial performance for the twelve months ended December 31, 2013, excluding the losses on foreign currency cash flow hedges that were reclassified from accumulated other comprehensive loss to the carrying value of the capitalized expenditures:

Description	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships:
Foreign Exchange Contracts	$5,928	Net sales	$4,603	Net sales	$—
		Cost of sales	$(2,996)	Cost of sales	$—
Commodity Contracts	$488	Cost of sales	$(5,455)	Cost of sales	$13
		Location of Gain or (Loss) Recognized in Income Statement	Gain or (Loss) Recognized
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts		Cost of sales	$(235)
		Selling, general and administrative	$(58)
The following table sets forth the effect of the Company’s derivative instruments on financial performance for the twelve months ended December 31, 2012, excluding the gains on foreign currency cash flow hedges that were reclassified from accumulated other comprehensive loss to the carrying value of the capitalized expenditures:

Description	Amount of Gain or (Loss) Recognized in OCI on Derivative (Effective Portion)	Location of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Amount of Gain or (Loss) Reclassified from Accumulated OCI Into Income (Effective Portion)	Location of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)	Amount of Gain or (Loss) Recognized in Income on Derivative (Ineffective Portion)
Derivatives in Cash Flow Hedging Relationships:
Foreign Exchange Contracts	$(3,914)	Net sales	$336	Net sales	$—
		Cost of sales	$870	Cost of sales	$—
Commodity Contracts	$1,891	Cost of sales	$(5,639)	Cost of sales	$(35)
		Location of Gain or (Loss) Recognized in Income Statement	Gain or (Loss) Recognized
Derivatives not designated as hedging instruments:
Foreign Exchange Contracts		Cost of sales	$1,414
		Selling, general and administrative	$40